Trading revenues (Tables)	6 Months Ended
Jun. 30, 2021
Trading revenues
in	2Q21	1Q21	2Q20	6M21	6M20
Trading revenues (CHF million)
Interest rate products	154	752	1,374	906	(874)
Foreign exchange products	358	148	539	506	1,110
Equity/index-related products	(117)	1,001	(375)	884	(56)
Credit products	(271)	(33)	(682)	(304)	1,217
Commodity and energy products	(7)	9	69	2	97
Other products	36	(66)	329	(30)	687
Trading revenues	153	1,811	1,254	1,964	2,181
Represents revenues on a product basis which are not representative of business results within segments, as segment results utilize financial instruments across various product types.

Bank
Trading revenues
in	6M21	6M20
Trading revenues (CHF million)
Interest rate products	893	(921)
Foreign exchange products	497	1,113
Equity/index-related products	868	(88)
Credit products	(304)	1,217
Commodity and energy products	2	97
Other products	(32)	687
Trading revenues	1,924	2,105
Represents revenues on a product basis which are not representative of business results within segments, as segment results utilize financial instruments across various product types.